Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
13.	RELATED PARTY TRANSACTIONS
Scientific Advisory Board Member
One of the Company’s
co-founders
is a member of the Company’s Scientific Advisory Board (“SAB”) and meets the criteria of a related party. For each of the three months ended March 31, 2024 and 2023, the Company paid the SAB member fees in the amount of less than $0.1 million for advisory services provided. There were no amounts due to or from this related party as of March 31, 2024 and December 31, 2023.
License Agreement
Harvard College (“Harvard”) meets the criteria of a related party resulting from the Company’s co-founders’
employment as professors in the Harvard Department of Molecular Pharmacology. Additionally, both co-founders
were members of the Board during the three months ended March 31, 2024 and one co-founder
is a major shareholder in the Company. Core intellectual property utilized by the Company is licensed from Harvard in exchange for license fees, future milestones and royalties, and equity in the Company in the form of common stock.

For the three months ended March 31, 2024 and 2023, the Company paid Harvard $0.1 and $0.1 million in cash considerations, respectively (see Note 6). Accounts payable to Harvard amounted to less than $0.1 million and $0.1 million as of March 31, 2024 and December 31, 2023, respectively.
SAFE Agreements
From October through December 2023, the Company entered into multiple SAFE agreements with certain existing investors and received $34.1 million representing the purchase amount. All investors are considered related parties of the Company.
The SAFE agreements have no maturity date, bear no interest, and will be redeemed by the Company upon the occurrence of a triggering event, including an equity financing, public listing transaction, change of control or dissolution. Equity financing is defined as a sale of the Company’s preferred stock at a fixed valuation. In the event of an equity financing, the SAFEs will automatically be redeemed through delivery of a variable number of shares of Company preferred stock equal to the SAFE purchase amount divided by the preferred stock per share issuance price in the equity financing. In the case of the SAFE agreements issued in October 2023, a 10% discount will be applied to the per share issuance price in the equity financing in determining the number of shares of Company preferred stock issued to the investors upon redemption.
Public listing transaction is defined as a direct listing, initial public offering (“IPO”) of the Company’s common stock, a reverse merger or a SPAC transaction. In any of these instances, the SAFEs will automatically be redeemed through delivery of a variable number of shares of the Company’s common stock determined by dividing the SAFE purchase amount by the offering or conversion price in the respective transaction. In the event of a change in control transaction, the SAFE investors will be entitled to receive a portion of the transaction proceeds equal to the greater of the SAFE purchase amount, payable in cash or other consideration, or the amount payable on the number of shares of the Company’s common stock equal to the SAFE purchase amount divided by the change in control conversion price, as defined in the agreement. In a dissolution event, the investor will automatically be entitled to receive a portion of the dissolution purchase amount equal to the SAFE proceeds.
The SAFEs are not in the legal form of an outstanding share or debt and therefore were evaluated under ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”). Because the SAFEs allow for redemption based upon certain triggering events that are outside the Company’s control, the SAFEs were classified as liabilities pursuant to ASC 480 and initially measured at their fair value upon issuance. In addition, until redemption, the SAFEs are measured at fair value on a recurring basis with subsequent changes in fair value recoded in the Company’s statement of operations and comprehensive loss.
The SAFEs issued in October 2023 were recognized at their fair value of $10.4 million on the issuance date. The issuance date fair value exceeded the proceeds received by approximately $0.3 million and this difference was recognized as loss at issuance in the consolidated statement of operations and comprehensive loss. The SAFEs issued in December 2023 were recognized at their fair value of approximately $21.4 million on the issuance date. The proceeds received exceeded the issuance date fair value by approximately $2.6 million and this difference was recognized as a capital contribution from the related party investors in additional paid-in
capital in the consolidated statement of stockholders’ deficit. The subsequent measurement to the total SAFE liabilities fair value of $32.6 million is recorded in the condensed consolidated statement of operations and comprehensive loss.

13.	RELATED PARTY TRANSACTIONS
Scientific Advisory Board Member
One of the Company’s
co-founders
is a member of the Company’s Scientific Advisory Board (“SAB”) and meets the criteria of a related party. For each of the years ended December 31, 2023 and 2022, the Company paid the SAB member fees in the amount of $0.1 million for advisory services provided. There were no amounts due to or from this related party as of December 31, 2023 or 2022.
License Agreement
Harvard College (“Harvard”) meets the criteria of a related party resulting from the Company’s co-founders’
employment as professors in the Harvard Department of Molecular Pharmacology. Additionally, both co-founders
are members of the Board and one
co-founder
is a major shareholder in the Company. Core intellectual property utilized by the Company is licensed from Harvard in exchange for license fees, future milestones and royalties, and equity in the Company in the form of common stock.
For the years ended December 31, 2023 and 2022, the Company paid Harvard $0.2 and $0.1 million in cash considerations, respectively (see Note 6). Accounts payable to Harvard amounted to less than $0.1 million and zero as of December 31, 2023 and 2022.
Sublease Agreement
The Company entered into a sublease agreement with a company controlled by the Company’s co-founders.
The sublease agreement was terminated in July 2022. For the years ended December 31, 2023 and 2022, the Company received cash considerations and recorded sublease income in the amount of zero and $0.3 million, respectively (see Note 7).
There were no amounts due to or from this related party as of December 31, 2023 or 2022.
Issuance of Preferred Stock
On September 7, 2022, the Company issued 2,237,846 shares of Series
A-1
Preferred Stock and 437,282 shares of Series
A-2
Preferred Stock to related parties (see Note 8). These related parties include key members of management, members of the Board, and certain of the Chief Executive Officer’s family members.
SAFE Agreements
From October through December 2023, the Company entered into multiple SAFE agreements with certain existing investors and received $34.1 million representing the purchase amount. All investors are considered related parties of the Company.
The SAFE agreements have no maturity date, bear no interest, and will be redeemed by the Company upon the occurrence of a triggering event, including an equity financing, public listing transaction, change of control or dissolution. Equity financing is defined as a sale of the Company’s preferred stock at a fixed valuation. In the event of an equity financing, the SAFEs will automatically be redeemed through delivery of a variable number of shares of Company preferred stock equal to the SAFE purchase amount divided by the preferred stock per share issuance price in the equity financing. In the case of SAFE agreements issued in October 2023, a 10% discount will be applied to the per share issuance price in the equity financing in determining the number of shares of Company preferred stock issued to the investors upon redemption.
Public listing transaction is defined as a direct listing, initial public offering (“IPO”) of the Company’s common stock, a reverse merger or a SPAC transaction. In any of these instances, the SAFEs will automatically be redeemed through delivery of a variable number of shares of the Company’s common stock determined by dividing the SAFE purchase amount by the offering or conversion price in the respective transaction. In the event of a change in control transaction, the SAFE investors will be entitled to receive a portion of the transaction proceeds equal to the greater of the SAFE purchase amount, payable in cash or other consideration, or the amount payable on the number of shares of the Company’s common stock equal to the SAFE purchase amount divided by the change in control conversion price, as defined in the agreement. In a dissolution event, the investor will automatically be entitled to receive a portion of the dissolution purchase amount equal to the SAFE proceeds.
The SAFEs are not in the legal form of an outstanding share or debt and therefore were evaluated under ASC 480,
Distinguishing Liabilities from Equity
(“ASC 480”). Because the SAFEs allow for redemption based upon certain triggering events that are outside the Company’s control, the SAFEs were classified as liabilities pursuant to ASC 480 and initially measured at their fair value upon issuance. In addition, until redemption, the SAFEs are measured at fair value on a recurring basis with subsequent changes in fair value recoded in the Company’s statement of operations and comprehensive loss.
The SAFEs issued in October 2023 were recognized at their fair value of $10.4 million on the issuance date. The issuance date fair value exceeded the proceeds received by approximately $0.3 million and this difference was recognized as loss at issuance in the consolidated statement of operations and comprehensive loss. The SAFEs issued in December 2023 were recognized at their fair value of approximately $21.4 million on the issuance date. The proceeds received exceeded the issuance date fair value by approximately $2.6 million and this difference was recognized as a capital contribution from the related party investors in additional paid-in
capital in the consolidated statement of stockholders’ deficit. The subsequent measurement to the total SAFE liabilities fair value of $30.5 million is recorded in the consolidated statement of operations and comprehensive loss.